Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
Notes receivable from participants are classified as investments in the Form 5500. In addition, any deemed distributions are not considered to be plan assets per Form 5500 and are excluded from notes receivable from participants, but are classified as notes receivable in the financial statements. Deemed distributions are participant loans in default for which a distributable event has not yet occurred. However, these distributions remain a plan asset for purposes of the financial statements until the distributable event occurs and they are offset against plan assets.
A reconciliation of investments per the financial statements to the annual report filed on Form 5500, Schedule H as required by the Department of Labor follows.

	2025	2024
	(in thousands)

Total investments per financial statements	$9,317,819	$8,083,350

Total notes receivable per financial statements	69,160	64,574
Deemed distributions	(2,611)	(2,466)
Total notes receivable per Form 5500	66,549	62,108

Total investments per Form 5500	$9,384,368	$8,145,458

A reconciliation of total deductions from net assets per the financial statements to the annual report filed on Form 5500, Schedule H as required by the Department of Labor follows.

2025
(in thousands)

Total deductions from net assets per financial statements	$1,025,536
Deemed distributions offset against plan assets	(141)
New deemed distributions	286
Total expenses per Form 5500	$1,025,681

A reconciliation of amounts per the financial statements to the annual report filed on Form 5500, Schedule H as required by the Department of Labor follows.

	2025	2024
	(in thousands)

Net assets available for plan benefits per the financial statements	$9,449,351	$8,208,332
Deemed distributions	(2,611)	(2,466)
Net assets available for plan benefits per the Form 5500	$9,446,740	$8,205,866

	2025
	(in thousands)

Total net increase after asset transfers per the financial statements	1,241,019
Changes in deemed distributions	(145)
Total net income per the Form 5500	1,240,874